Subsequent Events (Details) - USD ($)	Jan. 17, 2020	Feb. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Aug. 10, 2017	May 31, 2016	Oct. 31, 2015	Mar. 06, 2015	Nov. 16, 2012
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Subsequent Event
Subsequent Event [Line Items]
Par value (in dollars per share)	$ 0.0001
Legacy Vivint Smart Home and Vivint Smart Home Merger | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.01
Legacy Vivint Smart Home and Vivint Smart Home Merger | Fortress Investment Group | Subsequent Event
Subsequent Event [Line Items]
Shares issued in accordance with subscription agreement (in shares)	12,500,000
Shares issued in accordance with subscription agreement	$ 125,000,000
Legacy Vivint Smart Home and Vivint Smart Home Merger | Blackstone Management Partners L.L.C. | Subsequent Event
Subsequent Event [Line Items]
Shares issued in accordance with subscription agreement (in shares)	10,000,000
Shares issued in accordance with subscription agreement	$ 100,000,000
Legacy Vivint Smart Home and Vivint Smart Home Merger | Common Class A | Subsequent Event
Subsequent Event [Line Items]
Shares issued (in shares)	84.5320916792
Senior Notes
Subsequent Event [Line Items]
Debt instrument interest rate (percentage)			7.625%
Senior Notes | 6.75% Senior Notes Due 2027 | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 600,000,000
Debt instrument interest rate (percentage)		6.75%
Senior Notes | 8.75% Senior Notes due 2020
Subsequent Event [Line Items]
Debt instrument interest rate (percentage)			8.75%							8.75%
Senior Notes | 8.75% Senior Notes due 2020 | Subsequent Event
Subsequent Event [Line Items]
Debt instrument interest rate (percentage)		8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Subsequent Event [Line Items]
Principal amount			$ 270,000,000
Debt instrument interest rate (percentage)			8.875%					8.875%
Senior Notes | 8.875% Senior Secured Notes Due 2022 | Subsequent Event
Subsequent Event [Line Items]
Debt instrument interest rate (percentage)		8.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022
Subsequent Event [Line Items]
Principal amount			$ 900,000,000
Debt instrument interest rate (percentage)			7.875%				7.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022 | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 223,000,000
Debt instrument interest rate (percentage)		7.875%
Term Loan | Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 810,000,000
Term Loan | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 950,000,000
Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 324,300,000.0			$ 289,400,000.0	$ 200,000,000.0
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 350,000,000